EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Program investments are shares in registered mutual funds or units in pooled investment funds managed by affiliates of Fidelity Trust through the Savings Plan Master Trust. The transactions involving the registered mutual funds are exempt party-in-interest transactions pursuant to the Department of Labor Prohibited Transaction Class Exemption 77-4 and the transactions involving the pooled investment funds are exempt party-in-interest transactions pursuant to Section 408(b)(8) of ERISA. As of December 31, 2025 and 2024, the fair value of the Program's portion of investments managed by affiliates of Fidelity Trust were $74.1 million and $70.7 million, respectively. This includes the Company Stock Fund, which is further detailed below.

As of December 31, 2025 and 2024, the Program's portion of the shares held by the Savings Plan Master Trust were 0.2 million, of Company common stock with a cost basis of $10.2 million and $10.6 million, respectively. During the year ended December 31, 2025, the Program recorded dividend income on the Company’s common stock of $0.7 million. The transactions in Company common stock were exempt party-in-interest transactions pursuant to Section 408(e) of ERISA.

In addition, certain Program participants borrowed from the Program. As of December 31, 2025 and 2024, the outstanding loans of the Program participants were $3.3 million and $3.2 million, respectively, with interest rates ranging from 4.25% to 9.50% and varying maturity dates. Program participants are a party-in-interest to the Program and these loans were exempt party-in-interest transactions pursuant to Section 408(b)(1) of ERISA.